Initial Public Offering (Details) - $ / shares					3 Months Ended	12 Months Ended
	Nov. 10, 2021	Nov. 09, 2021	Nov. 12, 2020	Nov. 12, 2020	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Sale of stock			479,000	479,000
Sale of stock price per share			$ 10	$ 10
Expiration period					5 years	5 years
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock	900,000	9,000,000	9,000,000	9,000,000	9,000,000	9,000,000
Sale of stock price per share	$ 0.1		$ 10	$ 10	$ 10	$ 10
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Common stock, description					Each unit consists of one share of Class A ordinary shares, one-half warrant to purchase one share of Class A ordinary shares (“Public Warrants”), and one right (“Rights”). Each Public Warrant will entitle the holder to purchase one share of Class A ordinary shares at a price of $11.50 per share, subject to adjustment.	Each unit consists of one share of Class A ordinary shares, one-half warrant to purchase one share of Class A ordinary shares (“Public Warrants”), and one right (“Rights”). Each Public Warrant will entitle the holder to purchase one share of Class A ordinary shares at a price of $11.50 per share, subject to adjustment.